Acquisitions (Details 8) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended			12 Months Ended					0 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Barges and towboats Minimum	Mar. 31, 2014 Barges and towboats Maximum	Mar. 31, 2014 Third Coast	Mar. 31, 2013 Third Coast Estimated at March 31, 2013	Mar. 31, 2014 Third Coast Change	Mar. 31, 2014 Third Coast Trade names	Mar. 31, 2013 Third Coast Trade names Estimated at March 31, 2013	Mar. 31, 2014 Third Coast Trade names Change	Mar. 31, 2014 Third Coast Customer relationships	Mar. 31, 2013 Third Coast Customer relationships Estimated at March 31, 2013	Mar. 31, 2014 Third Coast Customer relationships Change	Mar. 31, 2014 Third Coast Barges and towboats	Mar. 31, 2013 Third Coast Barges and towboats Estimated at March 31, 2013	Mar. 31, 2014 Third Coast Barges and towboats Change	Mar. 31, 2013 Third Coast Other Estimated at March 31, 2013	Mar. 31, 2014 Third Coast Other Change	Jan. 11, 2013 Third Coast Common units	Dec. 31, 2012 Third Coast Common units Minimum	Dec. 31, 2012 Third Coast Common units Maximum
Acquisitions
Number of common units issued to acquire business (in shares)																					344,680
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade							$ 2,195	$ 2,248	$ (53)
Inventories							140	140
Property, plant and equipment																17,711	12,883	4,828	30	(30)
Useful life of property, plant and equipment					5 years	40 years										20 years
Intangible assets										850	500	350	3,000	4,000	(1,000)
Useful life of intangible assets													3 years
Goodwill	555,220	1,107,006	167,245	8,568			18,847	22,551	(3,704)
Other noncurrent assets							2,733	2,733
Accounts payable - trade							(2,429)	(2,048)	(381)
Accrued expenses and other payables							(164)	(154)	(10)
Fair value of net assets acquired							42,883	42,883
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000						35,000
Value of common units issued							7,883														8,000	8,000	10,000
Total consideration paid							$ 42,883